CASH FLOW INFORMATION (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest Paid, Capitalized	$ 4,056	$ 44,108	$ 569